Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of actual tax expense
	Year ended December 31,
	2022	2021
Loss before taxes, as reported in the consolidated statements of operations	$14,479	$10,728

Federal and State statutory rate	26.5%	26.5%

Theoretical tax benefit on the above amount at federal statutory tax rate	3,837	2,842

Permanent differences	(1,854)	(1,180)

Losses and other items for which a valuation allowance was provided or benefit from loss carry forward	(1,983)	(1,662)

Actual tax income (expense)	-	-

Schedule of deferred tax assets
	2022	2021
	U.S. dollars in thousands
Deferred tax assets:
Net operating loss carry-forward	$8,165	$5,464
Adjustments	(1,118)	(1,015)
Valuation allowance	(7,047)	(4,449)
	$-	$-

Schedule of valuation allowance
U.S. dollars in thousands
Valuation allowance, December 31, 2021	$4,449

Increase	2,598
Valuation allowance, December 31, 2022	$7,047